COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 13, 2022	Mar. 05, 2018	Dec. 07, 2017	Aug. 04, 2017	Aug. 02, 2017	May 09, 2009	Jul. 31, 2022	Jul. 27, 2022	Feb. 21, 2019	Aug. 31, 2018	Dec. 18, 2017	Aug. 24, 2017	Oct. 31, 2016	Nov. 30, 2015	Sep. 30, 2015	Jul. 31, 2014	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Feb. 15, 2023	Feb. 14, 2023	Feb. 06, 2023	Feb. 03, 2023	Jan. 26, 2023	Dec. 01, 2022	Nov. 29, 2022	Nov. 09, 2022	Oct. 31, 2022	Oct. 20, 2022	Sep. 15, 2022	Aug. 26, 2022	Aug. 05, 2022	May 23, 2022	Apr. 18, 2022	Feb. 05, 2019	Aug. 23, 2018
Increasing share authorized																	2,000,000,000		2,000,000,000												2,000,000,000
Processing fee																					$ 8
Final payment balance																					2,205
State income taxes payable																					110,154
Accrual for taxes, penalties and interest owed to IRS and the State of Delaware from the tax year ending April 30, 2007																	$ 302,076		$ 302,076		283,983	$ 261,087
Accrued expenses																	$ 315,849		$ 315,849		$ 367,756	$ 338,251
Accrued interest																																$ 37,375			$ 21,804
Common stock, par value																	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued																	1,214,831,545		1,214,831,545		527,327,424	419,562,102													73,010,363
State income taxes payable																	$ 110,154		$ 110,154		$ 110,154	$ 110,154
Accounts payable																					173,821
Accounts payable																	3,167,083		3,167,083		1,740,655	1,641,838
Owed settlement paid																					441
Interest expense																	278,439	$ 162,370	1,182,529	$ 317,293	421,178	179,586
Shareholders Approval for Certificate of Amendment [Member]
Increasing share authorized																																		2,000,000,000
Logo Design and Website developments Vendor [Member]
Number of days for payment							10 days
Issuance of share								1,000,000
Description of judgement amount								the Company did not make the $70,000 cash payment within the required timeframe and as a result, the vendor may resume collection under the judgment
Cash payment by company							$ 70,000										$ 70,000		$ 70,000
Common stock, par value								$ 0.001
Common stock, shares issued																	1,000,000		1,000,000
Internal Revenue Service (IRS) [Member]
Settlement amount																					13,785
Payment upon the execution of settlement														$ 2,757	$ 1,000
Payment of settlement														$ 1,757
Percentage of down payment on settlement amount													20.00%	20.00%
Payment of second installment of settlement															2,208
Payment of monthly installment of settlement													$ 2,205		$ 2,205
Application fee for OIC													186
Remaining Original OIC payment													$ 449								2,205
Accrued expenses																					1,764
Owed settlement paid																					441
Unpaid Taxe and Penalties [Member]
Accrual for taxes, penalties and interest owed to IRS and the State of Delaware from the tax year ending April 30, 2007																	$ 302,076		$ 302,076		283,983
State income taxes payable																	110,154		110,154
Law Firm Having Consent Of Judgement Against Company [Member] | Pending Litigation [Member]
Damages awarded in litigation matter from Consent of Judgement						$ 166,129
Stock issued as compensation for service, shares																100,000
Price per share																$ 0.05
Settlement of lawsuit paid																					166,129
Bankruptcy Trustee [Member] | Pending Litigation [Member]
Judgement Amount	$ 70,000											$ 70,000
Description of settlement judgement amount	The settlement required the Company to make a $12,500 cash payment which was made and as a result, the Company recognized a $57,500 settlement gain, recorded as a component of Other Income (Expense) for the six months ended October 31, 2022											The Company did not make the required payment within the timeframe and as a result, a judgment in the amount of $70,000 was entered against the Company
Accrued expenses																	$ 70,000		$ 70,000
Settlement of lawsuit paid										$ 50,000
Settlement amount												$ 50,000
Judgement debt												$ 25,000
Logo Design and Website development Vendor [Member]
Accounts payable																					153,016
Payment upon the execution of settlement											$ 153,016
Logo Design and Website development Vendor [Member] | June 1, 2018 [Member]
Settlement additional payment																					30,000
Logo Design and Website development Vendor [Member] | Tranche [Member]
Periodic cash payments		$ 10,000		$ 127,000
Logo Design and Website development Vendor [Member] | Pending Litigation [Member]
Lawsuit claim amount				153,016
Common stock, shares value				26,016
Law suit claim received				$ 153,016
Investor Relations Vendor [Member] | Pending Litigation [Member]
Accounts payable																					$ 124,968
Payment upon the execution of settlement			$ 153,000
San Antonio [Member]
Lease Description																					The Company leases a 9,000 sq. ft. warehouse facility in San Antonio, TX to store approximately 30,000 items of football equipment for which the Company purchased on April 21, 2022
Common area maintenance expenses																					$ 2,012
Accrued interest																					7,412
Supplier Dispute [Member] | Football equipment [Member]
Accounts payable																					140,000	140,000
Attorney Lien [Member]
Accounts payable																					375,041	348,161
Legal fees					$ 243,034
Interest expense					$ 19,453																$ 26,880	$ 26,880
Interest rate per month																					1.00%
Third Party Consulting Firm [Member] | Master Services Agreement [Member]
Initial statement of work (SOW), amount																																						$ 167,500
Initial signing amount payable upon execution of SOW																																						25,000
Amount payable under agreement																																						$ 15,000
Initial signing amount paid									$ 25,000
Description of legal claim									A legal firm representing the consulting firm contacted the Company and claimed that the Company owes $90,000 for services, which the Company disputes. The Company completed an analysis of services provided and believes that the $90,000 claim is significantly overstated. Based upon invoices that were provided by the consulting firm later, the Company has recorded $60,000 of accounts payable in the accompanying Balance Sheets at April 30, 2022